Annual Fund Operating Expenses - Allspring Municipal Fixed Income Funds	Jun. 30, 2026
California Limited-Term Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
California Limited-Term Tax-Free Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.80%	[1]
California Limited-Term Tax-Free Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.50%	[1]
California Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
California Tax-Free Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.75%	[2]
California Tax-Free Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.50%	[2]
California Tax-Free Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.48%	[2]
High Yield Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
High Yield Municipal Bond Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.80%	[3]
High Yield Municipal Bond Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.55%	[3]
High Yield Municipal Bond Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.50%	[3]
High Yield Municipal Bond Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.55%	[3]
Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Intermediate Tax/AMT-Free Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.66%	[4]
Intermediate Tax/AMT-Free Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.41%	[4]
Intermediate Tax/AMT-Free Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.30%	[4]
Intermediate Tax/AMT-Free Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.35%	[4]
Minnesota Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Minnesota Tax-Free Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.83%	[5]
Minnesota Tax-Free Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.52%	[5]
Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Municipal Bond Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.73%	[6]
Municipal Bond Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	1.48%	[6]
Municipal Bond Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.37%	[6]
Municipal Bond Fund | Admin
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.60%	[6]
Municipal Bond Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.42%	[6]
Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Pennsylvania Tax-Free Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.74%	[7]
Pennsylvania Tax-Free Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.49%	[7]
Short-Term Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Short-Term Municipal Bond Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.63%	[8]
Short-Term Municipal Bond Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.38%	[8]
Short-Term Municipal Bond Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.35%	[8]
Short-Term Municipal Bond Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.40%	[8]
Strategic Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Strategic Municipal Bond Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.78%	[9]
Strategic Municipal Bond Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	1.53%	[9]
Strategic Municipal Bond Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.42%	[9]
Strategic Municipal Bond Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.47%	[9]
Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Ultra Short-Term Municipal Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.50%	[10]
Ultra Short-Term Municipal Income Fund | A2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.40%	[10]
Ultra Short-Term Municipal Income Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.20%	[10]
Ultra Short-Term Municipal Income Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.25%	[10]
Wisconsin Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Wisconsin Tax-Free Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.70%	[11]
Wisconsin Tax-Free Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.52%	[11]

[1]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and at 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A, 1.50% for Class C and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A, 1.55% for Class C, 0.50% for Class R6 and 0.55% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.66% for Class A, 1.41% for Class C, 0.30% for Class R6 and 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[5]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Class A and at 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[6]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[7]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.74% for Class A and at 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[8]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.63% for Class A, 1.38% for Class C, 0.35% for Class R6 and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[9]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Class A, 1.53% for Class C, 0.42% for Class R6 and 0.47% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[10]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A, 0.40% for Class A2, 0.20% for Class R6 and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[11]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A and at 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.